SHARE-BASED COMPENSATION - Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED COMPENSATION
Compensation expense	¥ 59,843	¥ 64,165	¥ 4,061
Cost of revenue
SHARE-BASED COMPENSATION
Compensation expense	9,941	2,114	484
Selling and marketing expenses
SHARE-BASED COMPENSATION
Compensation expense	18,390	6,590	325
General and administrative expenses
SHARE-BASED COMPENSATION
Compensation expense	30,866	55,409	¥ 3,252
Research and development expenses
SHARE-BASED COMPENSATION
Compensation expense	¥ 646	¥ 52